3. INVESTMENT SECURITIES: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$ 755,045	$ 1,071,692	$ --	$ --
Due after one year through five years	8,601,153	8,737,391	380,561	389,520
Due after five years through ten year	19,564,023	20,507,348	--	--
Due after ten years	163,450,345	174,141,091	--	--
	$ 192,370,566	$ 204,457,522	$ 380,561	$ 389,520